Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
September 30, 2025
VIPSI-NPRT3-1125
1.808796.121
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	175,000	176,429
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	100,000	100,743
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6768% 7/24/2038 (b)(c)(d)	150,000	154,135
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	125,625
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,638
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	100,000	101,220
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,478
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	250,000	258,377
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,793
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	239,000	240,888
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	250,000	252,346
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,876
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	100,000	100,988
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (b)(c)(d)	200,000	200,879
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	100,000	100,759
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,922
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,721
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	125,000	126,662
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,716,050
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 4/20/2034 (b)(c)(d)	250,000	250,467
TOTAL ASSET-BACKED SECURITIES (Cost $3,107,659)		3,142,946

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (c)(d)(e)	160,242	156,110
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (c)(d)(e)	435,000	434,456
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (c)(d)(e)	957,557	924,043
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 9/29/2032 (c)(d)(e)(f)	575,000	563,500
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL, term loan 14.1568% 10/27/2025 (c)(e)(g)	7,694	7,694
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (c)(d)(e)	76,600	36,817
		44,511
TOTAL LUXEMBOURG		608,011
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (c)(d)(e)	921,593	921,593
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6634% 11/15/2030 (c)(d)(e)	556,525	519,060
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6634% 9/27/2029 (c)(d)(e)	459,810	453,488
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (c)(d)(e)	2,052,065	2,061,587
TOTAL UNITED KINGDOM		2,515,075
UNITED STATES - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (c)(d)(e)	448,515	311,718
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (c)(d)(e)(g)	12,472	13,064
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (c)(d)(e)	114,588	119,745
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (c)(d)(e)	12,160	12,160
		456,687
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (c)(d)(e)	33,863	33,844
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 1/31/2029 (c)(d)(e)	342,575	339,958
		373,802
TOTAL COMMUNICATION SERVICES		830,489

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/6/2030 (c)(d)(e)	133,653	133,527
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (c)(d)(e)	301,291	300,914
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (c)(d)(e)	152,178	150,530
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(e)	1,566,345	1,306,222
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1655% 5/15/2028 (c)(d)(e)	1,193,710	1,194,211
		2,500,433
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/29/2029 (c)(d)(e)	1,364,560	1,362,158
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (c)(d)(e)	420,550	403,379
		1,765,537
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 9/17/2032 (c)(d)(e)(f)	575,000	568,531
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (c)(d)(e)	212,854	213,786
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (c)(d)(e)	126,922	126,182
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (c)(d)(e)	5,459,108	5,318,263
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 9/25/2031 (c)(d)(e)(f)	70,000	69,983
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 1/30/2031 (c)(d)(e)	99,834	99,441
		5,827,655
TOTAL CONSUMER DISCRETIONARY		11,247,127

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (c)(d)(e)	82,298	61,871
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (c)(d)(e)	53,539	53,806
		115,677
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/12/2031 (c)(d)(e)	98,754	98,497
TOTAL CONSUMER STAPLES		214,174

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (c)(d)(e)	89,447	89,447
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (c)(d)(e)	79,121	79,121
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(g)(h)	122,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(g)(h)	283,417	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(e)	1,070,873	514,994
		683,562
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (c)(d)(e)	517,394	518,238
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/15/2031 (c)(d)(e)	1,116,563	1,116,674
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (c)(d)(e)	79,600	79,566
		1,714,478
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (c)(d)(e)	670,000	638,175
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 7/31/2031 (c)(d)(e)	865,000	864,464
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (c)(d)(e)(f)	60,000	60,299
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (c)(d)(e)	608,475	608,378
		2,171,316
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 6/21/2032 (c)(d)(e)	789,511	787,869
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 11/6/2030 (c)(d)(e)	537,741	536,230
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/31/2032 (c)(d)(e)	180,000	180,589
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6655% 9/19/2031 (c)(d)(e)	1,602,612	1,597,964
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 5/6/2032 (c)(d)(e)	618,421	629,052
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (c)(d)(e)	103,427	103,266
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 6/20/2030 (c)(d)(e)	189,106	189,337
		4,024,307
TOTAL FINANCIALS		7,910,101

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 1/15/2031 (c)(d)(e)	154,613	154,484
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/23/2028 (c)(d)(e)	1,020,130	1,020,069
		1,174,553
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 11/15/2028 (c)(d)(e)	306,189	306,348
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/15/2029 (c)(d)(e)	1,323,225	1,319,917
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0302% 5/1/2031 (c)(d)(e)	1,886,371	1,851,002
		3,170,919
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (c)(d)(e)	827,925	814,728
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 8/2/2032 (c)(d)(e)	65,000	64,891
		879,619
TOTAL HEALTH CARE		5,531,439

Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (c)(d)(e)	1,050,000	1,048,656
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (c)(d)(e)	470,250	469,926
		1,518,582
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/13/2032 (c)(d)(e)	860,675	858,885
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 12/21/2028 (c)(d)(e)	857,645	855,364
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (c)(d)(e)	290,575	258,838
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(e)	1,477,211	1,335,399
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (c)(d)(e)	134,400	134,423
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (c)(d)(e)	772,225	734,293
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2779% 12/10/2026 (c)(d)(e)	257,331	258,296
		4,435,498
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/12/2032 (c)(d)(e)	95,000	95,396
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 3/25/2031 (c)(d)(e)	275,800	273,847
		369,243
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (c)(d)(e)	59,850	60,074
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (c)(d)(e)	103,326	103,499
		163,573
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 9/29/2031 (c)(d)(e)	216,000	215,743
TOTAL INDUSTRIALS		6,702,639

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/12/2032 (c)(d)(e)	96,005	96,125
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (c)(d)(e)	133,650	133,467
		229,592
IT Services - 0.6%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 2/16/2028 (c)(d)(e)	37,460	37,445
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(e)	193,920	156,429
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/20/2032 (c)(d)(e)	253,725	253,956
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	6,800,000	6,816,048
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (c)(d)(e)	2,763,686	2,708,799
		9,972,677
Software - 1.3%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/23/2032 (c)(d)(e)	10,000	10,214
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (c)(d)(e)	543,152	543,305
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/26/2032 (c)(d)(e)	1,296,750	1,296,387
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7631% 9/29/2028 (c)(d)(e)	844,380	845,284
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (c)(d)(e)	80,000	80,000
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2231% 3/1/2029 (c)(d)(e)	1,494,871	1,425,270
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (c)(d)(e)	525,208	504,420
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (c)(d)(e)	1,344,838	1,326,588
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5695% 6/2/2028 (c)(d)(e)	1,018,495	980,444
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (c)(d)(e)	640,977	642,432
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/31/2028 (c)(d)(e)	3,927,540	3,937,792
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (c)(d)(e)	297,600	296,779
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (c)(d)(e)	3,823,935	3,819,002
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (c)(d)(e)	1,684,039	1,679,307
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	1,451,363	1,501,376
		18,888,600
TOTAL INFORMATION TECHNOLOGY		29,090,869

Materials - 0.4%
Chemicals - 0.3%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.082% 10/4/2029 (c)(d)(e)	2,883,716	2,866,904
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(e)	1,258,118	1,244,907
		4,111,811
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.3384% 4/13/2029 (c)(d)(e)	2,959,305	2,954,303
TOTAL MATERIALS		7,066,114

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 5/17/2030 (c)(d)(e)	23,789	23,798
TOTAL UNITED STATES		69,300,312
TOTAL BANK LOAN OBLIGATIONS (Cost $75,970,907)		75,378,660

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	134,128	112,712
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	142,539	119,780
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	115,970	103,647
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	186,036	163,640
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	184,834	171,086
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	685,051	656,899
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,427,029	1,270,832
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	134,465	119,295
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	214,018	186,862
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	261,681	242,284
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.806% 11/25/2053 (c)(d)	775,575	781,496
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	669,663	671,069
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 9/25/2054 (c)(d)	319,834	320,377
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 2/25/2055 (c)(d)	496,825	499,502
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 9/25/2054 (c)(d)	503,536	505,478
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	642,565	644,473
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	286,341	286,822
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	106,776	94,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	208,285	189,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	428,802	360,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	677,771	599,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	133,382	120,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	146,605	129,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	138,862	125,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	156,975	136,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	105,333	95,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	515,086	469,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	565,858	554,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	234,168	224,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	305,102	290,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	331,003	321,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 8/25/2053 (c)(d)	473,219	473,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	348,135	349,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	923,368	925,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	269,011	268,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.606% 10/25/2054 (c)(d)	492,071	493,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	470,642	471,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 4/25/2055 (c)(d)	411,462	410,875
TOTAL UNITED STATES		13,963,324
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,801,002)		13,963,324

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	2,290,239	2,282,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	1,512,587	1,506,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	1,978,083	1,963,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	186,849	185,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,746,061	1,726,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,300,000	2,273,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	499,833	495,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	1,500,000	1,489,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	6,513,902	6,449,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	600,000	596,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,078,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,221,070	1,215,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,047,290	1,039,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	799,381	789,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,300,000	3,254,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	8,262,471	7,914,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9047% 4/25/2029 (c)(d)	2,198,094	2,201,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.8847% 6/25/2030 (c)(d)	1,300,000	1,299,997
TOTAL UNITED STATES		38,761,484
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,571,503)		38,761,484

Common Stocks - 7.3%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (i)	10,800	1,604,518
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	210,000	2,968,282
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	305,547
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (i)	11,100	43,290
Studio City International Holdings Ltd ADR (b)(i)	10,083	39,324

TOTAL HONG KONG		82,614
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(i)	10,220	0
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	523,779
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	12,600	3,519,054
UNITED STATES - 6.8%
Communication Services - 0.9%
Interactive Media & Services - 0.6%
Alphabet Inc Class A	7,000	1,701,700
Meta Platforms Inc Class A	9,600	7,050,048
Pinterest Inc Class A (i)	16,709	537,529
		9,289,277
Media - 0.3%
EchoStar Corp (i)(k)	22,127	1,689,618
EchoStar Corp Class A (i)(j)	36,100	2,756,596
iHeartMedia Inc Class A (i)	5,655	16,229
		4,462,443
TOTAL COMMUNICATION SERVICES		13,751,720

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
UC Holdings Inc (g)(i)	33,750	0
Broadline Retail - 0.1%
Amazon.com Inc (i)	10,200	2,239,614
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (i)	6,400	777,088
Booking Holdings Inc	200	1,079,855
Boyd Gaming Corp	12,300	1,063,335
New Cotai LLC / New Cotai Capital Corp (g)(i)(k)	247,076	88,947
		3,009,225
Household Durables - 0.2%
TopBuild Corp (i)	6,300	2,462,418
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,266,654
Williams-Sonoma Inc	4,600	899,070
		2,165,724
TOTAL CONSUMER DISCRETIONARY		9,876,981

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (i)	11,200	643,887
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(i)	40,826	1,600
US Foods Holding Corp (i)	9,200	704,904
		706,504
TOTAL CONSUMER STAPLES		1,350,391

Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(i)	6,562	0
Superior Energy Services Inc Class A (g)(i)	5,560	327,762
		327,762
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	865	46,001
Canvas Energy Inc Series B warrants 10/1/2025 (g)(i)	13	0
Energy Transfer LP	38,700	664,092
EP Energy Corp (g)(i)	52,316	82,659
Expand Energy Corp	48	5,099
Expand Energy Corp warrants 2/9/2026 (i)	93	8,667
Mesquite Energy Inc (g)(i)	15,322	3,119,011
Unit Corp	2,069	62,039
		3,987,568
TOTAL ENERGY		4,315,330

Financials - 0.9%
Capital Markets - 0.1%
Ares Management Corp Class A	4,400	703,516
Blue Owl Capital Inc Class A	33,300	563,769
Moody's Corp	1,600	762,368
		2,029,653
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,642,986
Financial Services - 0.5%
Apollo Global Management Inc	20,300	2,705,381
Block Inc Class A (i)	15,200	1,098,504
Carnelian Point Holdings LP warrants 6/30/2027 (g)(i)	54	158
Mastercard Inc Class A	3,000	1,706,430
Visa Inc Class A	8,800	3,004,144
		8,514,617
Insurance - 0.2%
Arthur J Gallagher & Co	8,600	2,663,764
TOTAL FINANCIALS		14,851,020

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (g)(i)	493	1,651
DaVita Inc (i)	2,800	372,036
Tenet Healthcare Corp (i)	3,700	751,248
		1,124,935
Industrials - 1.5%
Building Products - 0.2%
Carlisle Cos Inc	1,400	460,544
Simpson Manufacturing Co Inc	3,800	636,348
Trane Technologies PLC	3,600	1,519,056
		2,615,948
Construction & Engineering - 0.7%
Comfort Systems USA Inc	7,700	6,353,886
EMCOR Group Inc	4,700	3,052,838
IES Holdings Inc (i)	2,800	1,113,420
WillScot Holdings Corp	28,500	601,635
		11,121,779
Electrical Equipment - 0.5%
Eaton Corp PLC	6,500	2,432,625
NEXTracker Inc Class A (i)	19,000	1,405,810
nVent Electric PLC	12,100	1,193,544
Vertiv Holdings Co Class A	20,100	3,032,286
		8,064,265
Machinery - 0.1%
Deere & Co	700	320,082
Parker-Hannifin Corp	2,600	1,971,190
		2,291,272
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	15,141	5,754
Spirit Aviation Holdings Inc	3,278	1,245
		6,999
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (g)(i)	428	0
TOTAL INDUSTRIALS		24,100,263

Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc	14,400	2,098,224
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (i)	6,000	646,320
IT Services - 0.0%
GTT Communications Inc (g)(i)	4,921	186,063
Semiconductors & Semiconductor Equipment - 1.1%
KLA Corp	2,000	2,157,200
Marvell Technology Inc	9,500	798,665
Micron Technology Inc	5,200	870,064
NVIDIA Corp	66,000	12,314,280
ON Semiconductor Corp (i)	25,965	1,280,334
		17,420,543
Software - 0.5%
Adobe Inc (i)	3,000	1,058,250
Autodesk Inc (i)	2,300	730,641
Microsoft Corp	6,500	3,366,675
Monday.com Ltd (i)	6,700	1,297,723
Salesforce Inc	5,300	1,256,100
		7,709,389
TOTAL INFORMATION TECHNOLOGY		28,060,539

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The (j)	30,845	488,585
Construction Materials - 0.2%
Eagle Materials Inc	5,100	1,188,504
James Hardie Industries PLC (i)	41,100	789,531
Martin Marietta Materials Inc	1,100	693,308
		2,671,343
Metals & Mining - 0.0%
Elah Holdings Inc (i)	14	235
TOTAL MATERIALS		3,160,163

Utilities - 0.5%
Electric Utilities - 0.1%
Constellation Energy Corp	8,500	2,797,095
Portland General Electric Co	140	6,160
		2,803,255
Independent Power and Renewable Electricity Producers - 0.4%
PureWest Energy LLC (g)(i)	901	203
Vistra Corp	30,600	5,995,152
		5,995,355
TOTAL UTILITIES		8,798,610

TOTAL UNITED STATES		109,389,952
TOTAL COMMON STOCKS (Cost $65,871,485)		118,393,746

Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,992,908	4,902,554
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	334,254	423,433
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	390,000	489,645
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Wolfspeed Inc 1.875% (g)(h)	5,455,000	3,010,669
Wolfspeed Inc 2.5% 6/15/2031	889,000	2,114,842
		5,125,511
TOTAL UNITED STATES		10,941,143
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,004,047)		10,941,143

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6, 1.9554% (c)	57,050	382,674
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (g)	241,598	6,242,892
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,157,297)		6,625,566

Fixed-Income Funds - 7.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (l)	1,073,357	103,192,502
iShares Broad USD High Yield Corporate Bond ETF (j)	527,400	19,925,172
TOTAL FIXED-INCOME FUNDS (Cost $124,328,900)		123,117,674

Foreign Government and Government Agency Obligations - 14.7%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (m)	EUR	255,000	301,465
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (b)		650,000	651,268
Angola Republic 8.75% 4/14/2032 (b)		325,000	310,173
Angola Republic 9.375% 5/8/2048 (b)		370,000	316,258
Angola Republic 9.5% 11/12/2025 (b)		795,000	795,000
TOTAL ANGOLA			2,072,699
ARGENTINA - 0.5%
Argentine Republic 0.75% 7/9/2030 (n)		4,580,246	3,093,956
Argentine Republic 1% 7/9/2029		591,038	427,912
Argentine Republic 3.5% 7/9/2041 (n)		1,140,000	551,760
Argentine Republic 4.125% 7/9/2035 (n)		3,632,241	1,903,294
Argentine Republic 5% 1/9/2038 (n)		2,032,304	1,141,139
TOTAL ARGENTINA			7,118,061
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (b)		280,000	251,860
Republic of Armenia 6.75% 3/12/2035 (b)		470,000	479,694
TOTAL ARMENIA			731,554
AUSTRALIA - 0.3%
Australian Commonwealth 1% 12/21/2030 (m)	AUD	100,000	57,592
Australian Commonwealth 3.5% 12/21/2034 (m)	AUD	7,000,000	4,369,735
TOTAL AUSTRALIA			4,427,327
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (b)		460,000	495,880
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (b)		155,000	150,273
Bahrain Kingdom 7.5% 2/12/2036 (b)		200,000	218,750
TOTAL BAHRAIN			369,023
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (b)		445,000	454,527
Republic of Benin 8.375% 1/23/2041 (b)		180,000	188,100
TOTAL BENIN			642,627
BERMUDA - 0.1%
Bermuda Government International Bond 2.375% 8/20/2030 (b)		55,000	49,898
Bermuda Government International Bond 3.375% 8/20/2050 (b)		165,000	115,913
Bermuda Government International Bond 3.717% 1/25/2027 (b)		645,000	638,873
Bermuda Government International Bond 4.75% 2/15/2029 (b)		360,000	363,013
Bermuda Government International Bond 5% 7/15/2032 (b)		260,000	266,664
TOTAL BERMUDA			1,434,361
BRAZIL - 0.2%
Federative Republic of Brazil 3.875% 6/12/2030		830,000	795,140
Federative Republic of Brazil 5.625% 2/21/2047		240,000	205,499
Federative Republic of Brazil 6% 10/20/2033		335,000	342,538
Federative Republic of Brazil 7.125% 1/20/2037		565,000	621,359
Federative Republic of Brazil 8.25% 1/20/2034		1,045,000	1,221,605
TOTAL BRAZIL			3,186,141
CANADA - 0.5%
Canadian Government 3.25% 6/1/2035	CAD	3,700,000	2,672,661
Canadian Government 4.5% 2/1/2026	CAD	6,310,000	4,564,084
TOTAL CANADA			7,236,745
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,227,630
Chilean Republic 2.75% 1/31/2027		310,000	304,420
Chilean Republic 3.1% 1/22/2061		700,000	434,126
Chilean Republic 3.5% 1/31/2034		200,000	183,400
Chilean Republic 4% 1/31/2052		200,000	157,650
Chilean Republic 4.34% 3/7/2042		260,000	230,100
Chilean Republic 5.33% 1/5/2054		505,000	490,481
TOTAL CHILE			3,027,807
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	927,215
Colombian Republic 3.125% 4/15/2031		535,000	465,450
Colombian Republic 3.25% 4/22/2032		290,000	245,630
Colombian Republic 4.125% 5/15/2051		220,000	143,055
Colombian Republic 5% 6/15/2045		855,000	642,319
Colombian Republic 5.2% 5/15/2049		650,000	488,638
Colombian Republic 6.125% 1/18/2041		40,000	35,829
Colombian Republic 7.375% 4/25/2030		250,000	267,250
Colombian Republic 7.375% 9/18/2037		140,000	144,299
Colombian Republic 7.5% 2/2/2034		250,000	263,750
Colombian Republic 8% 11/14/2035		310,000	333,018
Colombian Republic 8% 4/20/2033		280,000	305,200
Colombian Republic 8.5% 4/25/2035		280,000	309,540
Colombian Republic 8.75% 11/14/2053		290,000	318,493
TOTAL COLOMBIA			4,889,686
COSTA RICA - 0.1%
Republic of Costa Rica 5.625% 4/30/2043 (b)		215,000	200,504
Republic of Costa Rica 6.125% 2/19/2031 (b)		130,000	135,460
Republic of Costa Rica 6.55% 4/3/2034 (b)		140,000	150,640
Republic of Costa Rica 7.3% 11/13/2054 (b)		305,000	333,975
TOTAL COSTA RICA			820,579
COTE D'IVOIRE - 0.1%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (b)		620,000	593,805
Republic of Cote d'Ivoire 6.375% 3/3/2028 (b)		231,000	234,326
Republic of Cote d'Ivoire 8.075% 4/1/2036 (b)		285,000	294,690
Republic of Cote d'Ivoire 8.25% 1/30/2037 (b)		300,000	312,249
TOTAL COTE D'IVOIRE			1,435,070
DOMINICAN REPUBLIC - 0.3%
Dominican Republic 4.5% 1/30/2030 (b)		610,000	597,190
Dominican Republic 4.875% 9/23/2032 (b)		860,000	823,880
Dominican Republic 5.95% 1/25/2027 (b)		445,000	452,845
Dominican Republic 6% 7/19/2028 (b)		360,000	372,240
Dominican Republic 6.5% 2/15/2048 (b)		215,000	214,623
Dominican Republic 6.6% 6/1/2036 (b)		224,000	234,752
Dominican Republic 6.85% 1/27/2045 (b)		300,000	311,175
Dominican Republic 7.05% 2/3/2031 (b)		375,000	404,438
Dominican Republic 7.15% 2/24/2055 (b)		375,000	400,313
Dominican Republic 7.45% 4/30/2044 (b)		335,000	368,668
TOTAL DOMINICAN REPUBLIC			4,180,124
ECUADOR - 0.1%
Republic of Ecuador 6.9% 7/31/2030 (b)(n)		1,319,190	1,169,515
Republic of Ecuador 6.9% 7/31/2035 (b)(n)		705,000	525,402
TOTAL ECUADOR			1,694,917
EGYPT - 0.2%
Arab Republic of Egypt 6.375% 4/11/2031 (b)	EUR	260,000	291,950
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		30,000	28,903
Arab Republic of Egypt 7.5% 1/31/2027 (b)		830,000	840,375
Arab Republic of Egypt 7.5% 2/16/2061 (b)		480,000	375,840
Arab Republic of Egypt 7.903% 2/21/2048 (b)		460,000	381,225
Arab Republic of Egypt 8.5% 1/31/2047 (b)		580,000	509,675
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		460,000	408,825
Arab Republic of Egypt 9.45% 2/4/2033 (b)		320,000	341,501
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (o)	EGP	13,325,000	267,724
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (o)	EGP	14,125,000	267,758
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (b)		200,000	200,000
TOTAL EGYPT			3,913,776
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (b)		290,000	6,235
El Salvador Republic 7.1246% 1/20/2050 (b)		290,000	249,980
El Salvador Republic 7.625% 2/1/2041 (b)		90,000	86,007
El Salvador Republic 7.65% 6/15/2035 (b)		135,000	137,170
El Salvador Republic 9.25% 4/17/2030 (b)		290,000	315,810
El Salvador Republic 9.65% 11/21/2054 (b)		175,000	188,300
TOTAL EL SALVADOR			983,502
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (b)		330,000	266,112
Gabonese Republic 7% 11/24/2031 (b)		180,000	143,944
TOTAL GABON			410,056
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (b)		290,000	282,778
GERMANY - 5.8%
German Federal Republic 2.4% 10/19/2028 (m)	EUR	2,570,000	3,044,210
German Federal Republic 2.4% 4/18/2030 (m)	EUR	23,500,000	27,748,267
German Federal Republic 2.5% 10/11/2029 (m)	EUR	15,410,000	18,292,571
German Federal Republic 2.5% 2/15/2035 (m)	EUR	8,950,000	10,363,340
German Federal Republic 2.6% 8/15/2035 (m)	EUR	6,448,860	7,500,720
German Federal Republic 2.7% 9/17/2026 (m)	EUR	20,970,000	24,782,812
TOTAL GERMANY			91,731,920
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (b)(o)		23,701	20,205
Ghana Republic 0% 7/3/2026 (b)(o)		16,960	16,366
Ghana Republic 5% 7/3/2029 (b)(n)		291,520	283,503
Ghana Republic 5% 7/3/2035 (b)(n)		333,880	279,625
TOTAL GHANA			599,699
GUATEMALA - 0.1%
Republic of Guatemala 4.9% 6/1/2030 (b)		230,000	228,850
Republic of Guatemala 5.375% 4/24/2032 (b)		120,000	120,720
Republic of Guatemala 6.125% 6/1/2050 (b)		350,000	339,150
Republic of Guatemala 6.25% 8/15/2036 (b)		460,000	475,180
Republic of Guatemala 6.6% 6/13/2036 (b)		190,000	201,210
Republic of Guatemala 6.875% 8/15/2055 (b)		280,000	293,370
TOTAL GUATEMALA			1,658,480
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (b)		205,000	175,971
Hungary Government 3.125% 9/21/2051 (b)		340,000	214,506
Hungary Government 5.25% 6/16/2029 (b)		295,000	301,121
Hungary Government 5.5% 6/16/2034 (b)		695,000	706,554
Hungary Government 6.125% 5/22/2028 (b)		225,000	234,664
Hungary Government 6.75% 9/25/2052 (b)		145,000	156,310
Hungary Government 7% 10/24/2035	HUF	81,440,000	247,571
TOTAL HUNGARY			2,036,697
INDONESIA - 0.3%
Indonesia Government 3.2% 9/23/2061		400,000	255,884
Indonesia Government 4.35% 1/11/2048		300,000	259,200
Indonesia Government 5.125% 1/15/2045 (b)		1,160,000	1,143,760
Indonesia Government 5.25% 1/17/2042 (b)		305,000	305,991
Indonesia Government 5.95% 1/8/2046 (b)		350,000	372,400
Indonesia Government 6.625% 2/17/2037 (b)		220,000	249,535
Indonesia Government 6.75% 1/15/2044 (b)		330,000	381,645
Indonesia Government 7.75% 1/17/2038 (b)		930,000	1,147,620
Indonesia Government 8.5% 10/12/2035 (b)		875,000	1,116,614
TOTAL INDONESIA			5,232,649
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		595,000	394,512
Israel Government 5.75% 3/12/2054		315,000	297,972
TOTAL ISRAEL			692,484
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		160,000	192,800
JAPAN - 0.5%
Japan Government 0.7% 12/20/2048	JPY	1,620,000,000	7,052,699
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (b)		110,000	105,400
Jordan Government 7.5% 1/13/2029 (b)		270,000	281,127
Jordan Government 7.75% 1/15/2028 (b)		320,000	334,301
TOTAL JORDAN			720,828
KENYA - 0.1%
Republic of Kenya 6.3% 1/23/2034 (b)		195,000	171,356
Republic of Kenya 7.25% 2/28/2028 (b)		100,000	102,712
Republic of Kenya 9.5% 3/5/2036 (b)		200,000	204,710
Republic of Kenya 9.75% 2/16/2031 (b)		410,000	437,593
TOTAL KENYA			916,371
LEBANON - 0.0%
Lebanon Republic 5.8% (h)(m)		625,000	138,125
Lebanon Republic 6.375% (h)(m)		810,000	179,820
TOTAL LEBANON			317,945
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		610,000	529,938
United Mexican States 3.75% 4/19/2071		1,000,000	607,500
United Mexican States 4.875% 5/19/2033		345,000	334,305
United Mexican States 5.375% 3/22/2033		330,000	329,670
United Mexican States 5.75% 10/12/2110		600,000	514,200
United Mexican States 6% 5/7/2036		600,000	615,300
United Mexican States 6.05% 1/11/2040		670,000	675,447
United Mexican States 6.338% 5/4/2053		305,000	296,646
United Mexican States 6.35% 2/9/2035		465,000	491,738
United Mexican States 6.875% 5/13/2037		245,000	264,477
United Mexican States 7.375% 5/13/2055		500,000	550,250
TOTAL MEXICO			5,209,471
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (b)		230,000	233,651
Mongolia Government 7.875% 6/5/2029 (b)		200,000	212,250
TOTAL MONGOLIA			445,901
MONTENEGRO - 0.1%
Republic of Montenegro 4.875% 4/1/2032 (b)	EUR	195,000	229,297
Republic of Montenegro 7.25% 3/12/2031 (b)		745,000	791,428
TOTAL MONTENEGRO			1,020,725
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (b)		495,000	543,881
NIGERIA - 0.2%
Republic of Nigeria 0% 10/7/2025 (o)	NGN	567,870,000	381,550
Republic of Nigeria 6.125% 9/28/2028 (b)		1,150,000	1,129,320
Republic of Nigeria 6.5% 11/28/2027 (b)		445,000	446,669
Republic of Nigeria 7.143% 2/23/2030 (b)		360,000	356,080
Republic of Nigeria 7.625% 11/21/2025 (b)		345,000	345,183
Republic of Nigeria 7.696% 2/23/2038 (b)		280,000	259,349
Republic of Nigeria 7.875% 2/16/2032 (b)		160,000	158,634
TOTAL NIGERIA			3,076,785
OMAN - 0.1%
Oman Sultanate 5.625% 1/17/2028 (b)		575,000	588,505
Oman Sultanate 6% 8/1/2029 (b)		450,000	473,850
Oman Sultanate 6.25% 1/25/2031 (b)		425,000	457,967
Oman Sultanate 6.5% 3/8/2047 (b)		195,000	210,678
Oman Sultanate 6.75% 1/17/2048 (b)		455,000	500,181
Oman Sultanate 7% 1/25/2051 (b)		105,000	118,519
TOTAL OMAN			2,349,700
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		730,000	726,350
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		430,000	429,140
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		480,000	470,400
TOTAL PAKISTAN			1,625,890
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		140,000	120,680
Panamanian Republic 3.87% 7/23/2060		715,000	463,320
Panamanian Republic 4.5% 4/16/2050		780,000	588,422
Panamanian Republic 7.875% 3/1/2057		290,000	327,084
Panamanian Republic 8% 3/1/2038		305,000	347,789
TOTAL PANAMA			1,847,295
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (b)		225,000	198,900
Republic of Paraguay 4.95% 4/28/2031 (b)		480,000	484,800
Republic of Paraguay 5.4% 3/30/2050 (b)		265,000	243,933
Republic of Paraguay 6% 2/9/2036 (b)		260,000	276,120
Republic of Paraguay 6.65% 3/4/2055 (b)		200,000	213,050
TOTAL PARAGUAY			1,416,803
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	682,465
Peruvian Republic 3% 1/15/2034		440,000	381,700
Peruvian Republic 3.3% 3/11/2041		360,000	279,720
TOTAL PERU			1,343,885
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	262,421
Philippine Republic 2.95% 5/5/2045		160,000	114,560
Philippine Republic 5% 7/17/2033		210,000	216,615
Philippine Republic 5.5% 1/17/2048		200,000	204,375
Philippine Republic 5.6% 5/14/2049		295,000	302,338
Philippine Republic 5.609% 4/13/2033		305,000	326,826
Philippine Republic 5.95% 10/13/2047		490,000	526,597
TOTAL PHILIPPINES			1,953,732
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		200,000	206,374
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		200,000	211,928
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		495,000	514,548
Republic of Poland 5.5% 3/18/2054		285,000	275,396
Republic of Poland 5.5% 4/4/2053		210,000	202,769
Republic of Poland 5.75% 11/16/2032		425,000	454,090
TOTAL POLAND			1,865,105
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (b)		1,045,000	935,589
State of Qatar 4.625% 6/2/2046 (b)		575,000	536,549
State of Qatar 4.817% 3/14/2049 (b)		1,060,000	1,009,650
State of Qatar 5.103% 4/23/2048 (b)		975,000	967,103
State of Qatar 9.75% 6/15/2030 (b)		295,000	368,897
TOTAL QATAR			3,817,788
ROMANIA - 0.2%
Romanian Republic 3% 2/27/2027 (b)		265,000	258,542
Romanian Republic 3.625% 3/27/2032 (b)		470,000	418,300
Romanian Republic 4% 2/14/2051 (b)		280,000	186,513
Romanian Republic 5.75% 9/16/2030 (b)		374,000	381,013
Romanian Republic 6.625% 2/17/2028 (b)		225,000	233,834
Romanian Republic 6.85% 7/29/2030	RON	1,075,000	243,190
Romanian Republic 7.125% 1/17/2033 (b)		290,000	309,285
Romanian Republic 7.5% 2/10/2037 (b)		572,000	614,924
Romanian Republic 8% 4/29/2030	RON	1,025,000	242,141
TOTAL ROMANIA			2,887,742
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (b)		560,000	502,774
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		665,000	569,656
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		1,120,000	732,200
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		655,000	471,805
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		640,000	555,200
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		225,000	185,062
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		330,000	288,040
TOTAL SAUDI ARABIA			2,801,963
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (b)		430,000	310,408
Republic of Senegal 6.75% 3/13/2048 (b)		120,000	74,448
TOTAL SENEGAL			384,856
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (b)		580,000	506,415
Republic of Serbia 6% 6/12/2034 (b)		205,000	213,507
Republic of Serbia 6.5% 9/26/2033 (b)		405,000	438,737
TOTAL SERBIA			1,158,659
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	2,000,000	1,660,809
SOUTH AFRICA - 0.1%
South African Republic 4.85% 9/27/2027		285,000	286,864
South African Republic 4.85% 9/30/2029		235,000	232,415
South African Republic 5% 10/12/2046		395,000	296,629
South African Republic 5.65% 9/27/2047		190,000	152,475
South African Republic 5.75% 9/30/2049		620,000	496,595
South African Republic 5.875% 4/20/2032		280,000	282,841
South African Republic 7.1% 11/19/2036 (b)		475,000	495,425
TOTAL SOUTH AFRICA			2,243,244
SPAIN - 0.5%
Spanish Kingdom 3.15% 4/30/2035 (b)(m)	EUR	6,106,000	7,141,006
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(n)		225,923	211,916
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(n)		755,264	648,017
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(n)		314,356	279,305
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(n)		157,112	138,808
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(n)		91,380	66,662
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		165,813	158,849
TOTAL SRI LANKA			1,503,557
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (m)	CHF	3,200,000	5,042,136
TURKEY - 0.7%
Turkish Republic 26.2% 10/5/2033	TRY	6,310,000	139,946
Turkish Republic 32.6% 2/10/2027	TRY	9,475,000	218,432
Turkish Republic 4.25% 4/14/2026		830,000	828,963
Turkish Republic 4.75% 1/26/2026		980,000	980,613
Turkish Republic 4.875% 10/9/2026		650,000	652,860
Turkish Republic 4.875% 4/16/2043		815,000	605,138
Turkish Republic 5.125% 2/17/2028		255,000	254,522
Turkish Republic 5.25% 3/13/2030		185,000	180,467
Turkish Republic 5.75% 5/11/2047		360,000	285,480
Turkish Republic 6% 1/14/2041		770,000	672,066
Turkish Republic 6% 3/25/2027		170,000	172,677
Turkish Republic 6.625% 2/17/2045		310,000	277,800
Turkish Republic 7.125% 2/12/2032		380,000	392,825
Turkish Republic 7.25% 5/29/2032		200,000	208,199
Turkish Republic 7.625% 5/15/2034		445,000	471,549
Turkish Republic 9.125% 7/13/2030		350,000	395,675
Turkish Republic 9.375% 1/19/2033		840,000	972,829
Turkish Republic 9.375% 3/14/2029		490,000	546,176
Turkish Republic 9.875% 1/15/2028		1,165,000	1,278,949
TOTAL TURKEY			9,535,166
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (b)(n)		109,055	57,090
Ukraine Government 0% 2/1/2034 (b)(n)		407,526	168,104
Ukraine Government 0% 2/1/2035 (b)(n)		479,387	231,304
Ukraine Government 0% 2/1/2036 (b)(n)		286,989	138,185
Ukraine Government 0% 8/1/2041 (b)(c)		370,000	293,780
Ukraine Government 4.5% 2/1/2029 (b)(n)		457,501	311,101
Ukraine Government 4.5% 2/1/2034 (b)(n)		626,091	349,046
Ukraine Government 4.5% 2/1/2035 (b)(n)		428,419	234,988
Ukraine Government 4.5% 2/1/2036 (b)(n)		284,447	153,886
TOTAL UKRAINE			1,937,484
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		645,000	448,275
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		1,915,000	1,385,474
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		620,000	506,230
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		395,000	412,133
Emirate of Dubai 3.9% 9/9/2050 (m)		920,000	696,035
Emirate of Dubai 5.25% 1/30/2043 (m)		330,000	327,525
TOTAL UNITED ARAB EMIRATES			3,775,672
UNITED KINGDOM - 0.4%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/30/2026 (m)	GBP	4,010,000	5,336,427
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (m)	GBP	1,605,000	954,990
TOTAL UNITED KINGDOM			6,291,417
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	639,563
Uruguay Republic 5.75% 10/28/2034		300,000	321,750
TOTAL URUGUAY			961,313
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		115,000	106,066
Republic of Uzbekistan 3.9% 10/19/2031 (b)		205,000	188,088
TOTAL UZBEKISTAN			294,154
VENEZUELA - 0.1%
Venezuela Republic 11.95% (h)(m)		1,090,000	256,150
Venezuela Republic 12.75% (h)(m)		190,000	43,786
Venezuela Republic 9.25% (h)		2,395,000	577,195
TOTAL VENEZUELA			877,131
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (b)		727,254	491,711
Republic of Zambia 5.75% 6/30/2033 (b)(n)		55,429	52,903
TOTAL ZAMBIA			544,614
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $234,872,142)			236,867,408

Non-Convertible Corporate Bonds - 28.8%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (b)		255,000	259,118
YPF SA 8.25% 1/17/2034 (b)		255,000	245,948

TOTAL ARGENTINA			505,066
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)		445,000	424,858
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (b)		485,000	482,788
Mineral Resources Ltd 7% 4/1/2031 (b)		380,000	384,555
Mineral Resources Ltd 8% 11/1/2027 (b)		515,000	524,936
Mineral Resources Ltd 8.125% 5/1/2027 (b)		990,000	989,966
Mineral Resources Ltd 8.5% 5/1/2030 (b)		915,000	951,737
Mineral Resources Ltd 9.25% 10/1/2028 (b)		1,005,000	1,053,049

TOTAL AUSTRALIA			4,811,889
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		825,000	832,079
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (m)		275,000	293,738

TOTAL AZERBAIJAN			1,125,817
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		665,000	688,328
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		180,000	194,150

TOTAL BAHRAIN			882,478
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		600,000	596,487
BRAZIL - 0.8%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		320,000	351,398
NBM US Holdings Inc 6.625% 8/6/2029 (b)		615,000	622,208
			973,606
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (b)		345,000	315,978
TOTAL CONSUMER STAPLES			1,289,584

Energy - 0.2%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (b)		384,145	373,965
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		637,709	709,431
			1,083,396
Oil, Gas & Consumable Fuels - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		953,258	816,942
PRIO Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		230,000	230,000
			1,046,942
TOTAL ENERGY			2,130,338

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		300,000	311,370
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (b)		285,000	305,591
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (h)		413,110	4,131
Azul Secured Finance LLP 11.93% (h)		625,292	190,902
			195,033
TOTAL INDUSTRIALS			500,624

Materials - 0.5%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		300,000	109,500
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		555,000	216,450
Braskem Netherlands Finance BV 8% 10/15/2034 (b)		225,000	84,375
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		595,000	235,739
			646,064
Metals & Mining - 0.4%
CSN Inova Ventures 6.75% 1/28/2028 (b)		485,000	471,663
CSN Resources SA 5.875% 4/8/2032 (b)		420,000	357,000
CSN Resources SA 8.875% 12/5/2030 (b)		200,000	202,000
ERO Copper Corp 6.5% 2/15/2030 (b)		415,000	412,572
Nexa Resources SA 6.6% 4/8/2037 (b)		235,000	241,662
Nexa Resources SA 6.75% 4/9/2034 (b)		200,000	212,000
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		1,330,569	1,337,223
Usiminas International Sarl 7.5% 1/27/2032 (b)		575,000	590,830
Vale Overseas Ltd 6.4% 6/28/2054		515,000	528,534
			4,353,484
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		325,000	343,200
Suzano Austria GmbH 3.75% 1/15/2031		245,000	231,831
Suzano Austria GmbH 5% 1/15/2030		725,000	728,079
Suzano Netherlands BV 5.5% 1/15/2036		460,000	460,460
			1,763,570
TOTAL MATERIALS			6,763,118

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (b)		200,000	211,410
TOTAL BRAZIL			11,206,444
CANADA - 1.0%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)		615,000	615,051
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		570,000	556,348
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		2,320,000	2,186,423
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		560,000	550,245
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		600,000	596,201
			3,889,217
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		405,000	379,825
TOTAL CONSUMER DISCRETIONARY			4,269,042

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		550,000	426,345
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.5% 10/1/2029 (b)		440,000	428,508
Parkland Corp 4.625% 5/1/2030 (b)		550,000	534,745
Parkland Corp 6.625% 8/15/2032 (b)		280,000	287,717
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		1,953,000	2,073,818
Teine Energy Ltd 6.875% 4/15/2029 (b)		445,000	437,815
			3,762,603
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		480,000	477,552
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (b)		280,000	280,708
Bombardier Inc 7.125% 6/15/2026 (b)		146,000	145,600
Bombardier Inc 7.25% 7/1/2031 (b)		280,000	296,809
Bombardier Inc 7.875% 4/15/2027 (b)		123,000	123,537
Bombardier Inc 8.75% 11/15/2030 (b)		430,000	463,709
			1,310,363
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		460,000	440,724
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		425,000	421,143
TOTAL INDUSTRIALS			2,172,230

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		530,000	551,421
Open Text Holdings Inc 4.125% 12/1/2031 (b)		245,000	226,575
Open Text Holdings Inc 4.125% 2/15/2030 (b)		300,000	284,189
			1,062,185
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		385,000	402,905
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		300,000	297,639
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)		440,000	432,547
			730,186
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		360,000	358,911
TOTAL MATERIALS			1,492,002

TOTAL CANADA			14,277,010
CHILE - 0.4%
Communication Services - 0.1%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		320,000	312,208
Wireless Telecommunication Services - 0.1%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)		210,000	193,988
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		620,000	601,152
			795,140
TOTAL COMMUNICATION SERVICES			1,107,348

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		200,000	209,562
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		305,000	323,013
			532,575
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC 2.375% 10/14/2030 (b)		685,000	618,254
Antofagasta PLC 5.625% 9/9/2035 (b)		250,000	255,212
Antofagasta PLC 5.625% 5/13/2032 (b)		260,000	269,100
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		105,000	99,067
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		280,000	265,720
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		870,000	614,220
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		290,000	290,296
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		205,000	214,584
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		290,000	296,960
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (b)		200,000	213,034
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		205,000	221,605
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (b)		235,000	251,544
			3,609,596
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (b)		225,000	234,084
Inversiones CMPC SA 3% 4/6/2031 (b)		245,000	220,010
Inversiones CMPC SA 6.7% 12/9/2057 (b)(c)		200,000	204,696
			658,790
TOTAL MATERIALS			4,268,386

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)		195,501	200,389
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		179,000	187,894
			388,283
TOTAL CHILE			6,296,592
CHINA - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		240,000	238,068
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		495,000	460,606
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		180,000	179,710
			878,384
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
JD.com Inc 3.375% 1/14/2030		405,000	392,100
Prosus NV 3.061% 7/13/2031 (b)		385,000	348,762
Prosus NV 3.68% 1/21/2030 (b)		370,000	355,200
Prosus NV 4.027% 8/3/2050 (b)		595,000	416,875
Prosus NV 4.193% 1/19/2032 (b)		305,000	292,910
			1,805,847
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (b)		280,000	280,533
TOTAL CONSUMER DISCRETIONARY			2,086,380

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		640,000	641,677
TOTAL CHINA			3,606,441
COLOMBIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		845,000	777,958
Energy - 0.4%
Energy Equipment & Services - 0.1%
Oleoducto Central SA 4% 7/14/2027 (b)		454,000	445,669
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		265,000	90,601
Ecopetrol SA 4.625% 11/2/2031		335,000	300,730
Ecopetrol SA 8.375% 1/19/2036		290,000	299,425
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,540,487
Geopark Ltd 5.5% 1/17/2027 (b)		505,000	477,225
Geopark Ltd 8.75% 1/31/2030 (b)		430,000	392,375
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		940,000	791,950
			3,892,793
TOTAL ENERGY			4,338,462

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	318,600
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (b)		580,000	603,014
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		1,020,000	948,600
Termocandelaria Power SA 7.75% 9/17/2031 (b)		410,000	428,450
			1,377,050
TOTAL COLOMBIA			7,415,084
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)		390,000	402,798
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		425,000	453,050
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (b)		450,000	463,784
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (b)	EUR	110,000	134,311
Czechoslovak Group AS 6.5% 1/10/2031 (b)		400,000	412,200

TOTAL CZECH REPUBLIC			546,511
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		300,000	315,000
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (b)		135,000	116,100
Altice France SA 5.125% 7/15/2029 (b)		4,845,000	4,137,630
Altice France SA 5.5% 1/15/2028 (b)		1,355,000	1,192,400
Altice France SA 5.5% 10/15/2029 (b)		3,010,000	2,603,458
			8,049,588
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		508,000	541,246
TOTAL FRANCE			8,590,834
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (b)		315,000	316,378
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (b)		191,000	178,585
TOTAL GEORGIA			494,963
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		145,000	127,374
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,170,000	899,935
Tullow Oil PLC 10.25% 5/15/2026 (b)		778,000	661,300

TOTAL GHANA			1,688,609
GUATEMALA - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (b)		720,000	688,723
Millicom International Cellular SA 4.5% 4/27/2031 (b)		530,000	499,371
Millicom International Cellular SA 7.375% 4/2/2032 (b)		265,000	276,329
			1,464,423
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		600,000	593,400
Utilities - 0.1%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (b)		495,000	498,684
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		485,000	481,241
TOTAL UTILITIES			979,925

TOTAL GUATEMALA			3,037,748
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		425,000	409,759
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		200,000	206,750
OTP Bank Nyrt 8.75% 5/15/2033 (c)(m)		215,000	231,125
			437,875
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (m)		200,000	212,000
TOTAL HUNGARY			649,875
INDIA - 0.1%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (b)		230,000	234,888
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)		255,000	247,783
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (b)		955,000	950,344
TOTAL INDIA			1,433,015
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		640,000	646,080
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		550,000	574,750
Pertamina Persero PT 4.175% 1/21/2050 (b)		395,000	309,581
			1,530,411
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		225,000	225,450
Freeport Indonesia PT 5.315% 4/14/2032 (b)		450,000	455,850
Freeport Indonesia PT 6.2% 4/14/2052 (b)		265,000	271,095
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		880,000	907,280
			1,859,675
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		205,000	208,011
TOTAL INDONESIA			3,598,097
ISRAEL - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 8.5% 9/30/2033 (b)(m)		200,000	211,122
Energean PLC 6.5% 4/30/2027 (b)		550,000	546,563
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(m)		520,000	521,170
Leviathan Bond Ltd 6.75% 6/30/2030 (b)(m)		205,000	205,513
			1,484,368
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		280,000	279,608
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	276,461
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		550,000	600,238
			1,156,307
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(m)		295,000	272,873
TOTAL ISRAEL			2,913,548
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		215,000	221,665
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (b)		200,000	204,500

TOTAL JAMAICA			426,165
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		335,000	301,712
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		165,000	169,321
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		170,000	158,409
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		440,000	403,150

TOTAL KAZAKHSTAN			1,032,592
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (b)		420,000	433,380
POSCO 5.875% 1/17/2033 (b)		200,000	211,512

TOTAL KOREA (SOUTH)			644,892
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (b)		275,000	262,281
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		990,000	769,725
Altice Financing SA 5.75% 8/15/2029 (b)		1,190,000	895,475
			1,665,200
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		575,000	564,264
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		415,000	436,857
			1,001,121
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)		102,200	0
TOTAL LUXEMBOURG			2,666,321
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		320,000	308,480
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		595,000	548,029
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		500,000	344,345
Petronas Capital Ltd 3.5% 4/21/2030 (b)		230,000	223,700
			568,045
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		570,000	564,175
TOTAL MALAYSIA			1,680,249
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)		280,000	286,650
MEXICO - 1.0%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (h)(m)		1,500,000	528,225
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		455,000	399,545
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (b)		475,000	472,924
Energy - 0.6%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		387,256	386,288
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		134,442	134,610
			520,898
Oil, Gas & Consumable Fuels - 0.6%
FEL Energy VI SARL 5.75% 12/1/2040 (b)		240,904	235,725
Petroleos Mexicanos 6.5% 6/2/2041		170,000	148,146
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,874,846
Petroleos Mexicanos 6.7% 2/16/2032		821,000	813,816
Petroleos Mexicanos 6.75% 9/21/2047		798,000	660,265
Petroleos Mexicanos 6.875% 8/4/2026		555,000	561,194
Petroleos Mexicanos 6.95% 1/28/2060		535,000	441,081
Petroleos Mexicanos 7.69% 1/23/2050		3,753,000	3,413,166
			8,148,239
TOTAL ENERGY			8,669,137

Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (b)		440,000	452,650
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (b)		970,000	985,035
TOTAL FINANCIALS			1,437,685

Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		415,000	253,150
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		340,000	291,125
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (b)		670,000	696,636
			1,240,911
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (b)		360,000	284,209
TOTAL MATERIALS			1,525,120

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (b)		355,000	357,946
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		487,506	525,410
Saavi Energia Sarl 8.875% 2/10/2035 (b)		740,000	798,238
			1,323,648
TOTAL MEXICO			14,714,230
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (b)		365,000	342,644
OCP SA 5.125% 6/23/2051 (b)		305,000	253,800
OCP SA 6.1% 4/30/2030 (b)		280,000	293,300
OCP SA 6.75% 5/2/2034 (b)		255,000	277,631
OCP SA 6.875% 4/25/2044 (b)		325,000	339,313
OCP SA 7.5% 5/2/2054 (b)		200,000	221,938

TOTAL MOROCCO			1,728,626
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		1,105,000	999,714
Ziggo BV 4.875% 1/15/2030 (b)		430,000	405,858

TOTAL NETHERLANDS			1,405,572
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (b)		465,000	480,405
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (b)		280,000	287,350
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		268,115	268,786
TOTAL NIGERIA			1,036,541
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		595,000	617,767
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		540,000	547,034
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		1,020,000	973,743
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		470,000	491,507
TOTAL COMMUNICATION SERVICES			2,012,284

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		205,000	162,783
TOTAL PANAMA			2,175,067
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		200,000	199,200
PERU - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (b)		385,000	378,984
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(c)		485,000	493,036
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (b)		661,000	694,116
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (b)		370,000	382,358
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		494,000	512,427
			894,785
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (b)		240,000	242,136
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (b)		495,000	507,316
TOTAL UTILITIES			749,452

TOTAL PERU			3,210,373
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (b)		470,000	491,426
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		385,000	353,237
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
QatarEnergy 1.375% 9/12/2026 (b)		900,000	875,088
QatarEnergy 2.25% 7/12/2031 (b)		1,255,000	1,127,090
QatarEnergy 3.125% 7/12/2041 (b)		1,235,000	949,629
QatarEnergy 3.3% 7/12/2051 (b)		930,000	655,999
			3,607,806
TOTAL QATAR			3,961,043
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (g)(h)(m)		400,000	19,999
SAUDI ARABIA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		1,322,742	1,220,428
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		1,010,000	913,424
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		800,000	546,768
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		460,000	297,500
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		1,400,000	1,366,750
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		1,705,000	1,545,728
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		215,000	180,609
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		200,000	196,550
Saudi Arabian Oil Co 6.375% 6/2/2055 (m)		605,000	645,535
			6,913,292
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5% 10/13/2027 (m)		635,000	642,461
Gaci First Investment Co 5.25% 10/13/2032 (m)		315,000	326,655
			969,116
Industrials - 0.2%
Construction & Engineering - 0.2%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		510,000	535,000
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		380,000	399,213
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		1,015,000	1,087,065
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		305,000	329,973
			2,351,251
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)		585,000	604,024
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (m)		375,000	381,375
TOTAL SAUDI ARABIA			11,219,058
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)		465,000	471,656
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		830,000	720,274
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		315,000	318,446
TOTAL COMMUNICATION SERVICES			1,038,720

Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		610,000	606,646
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	176,069
Sasol Financing USA LLC 8.75% 5/3/2029 (b)		370,000	383,820
			1,166,535
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (b)		330,000	343,289
TOTAL MATERIALS			1,509,824

Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings 6.35% 8/10/2028 (b)		590,000	606,839
Eskom Holdings 8.45% 8/10/2028 (b)		460,000	492,342
			1,099,181
TOTAL SOUTH AFRICA			3,647,725
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		280,000	271,981
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		370,000	361,973
TOTAL SPAIN			633,954
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		450,000	411,753
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		230,000	159,026
TURKEY - 0.1%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (b)		360,000	367,200
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		305,000	320,061
			687,261
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (b)		185,000	193,556
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		420,000	421,581
TOTAL TURKEY			1,302,398
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)		268,539	210,132
UNITED ARAB EMIRATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		375,000	355,312
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		419,514	381,359
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		1,210,000	1,063,288
			1,799,959
Financials - 0.2%
Financial Services - 0.2%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		470,000	460,454
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		230,000	243,667
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		530,000	504,661
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		305,000	301,187
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		345,000	323,655
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		300,000	319,470
Sobha Sukuk Ltd 8.75% 7/17/2028 (m)		235,000	245,248
			2,398,342
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		425,000	412,516
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		400,000	393,000
			805,516
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(m)		355,000	371,863
Alpha Star Holding IX Ltd 7% 8/26/2028 (m)		400,000	409,800
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (m)		245,000	254,264
			1,035,927
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		448,000	361,900
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		315,000	317,307
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		350,000	353,507
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)		470,000	464,008
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		195,000	200,943
			1,697,665
TOTAL UNITED ARAB EMIRATES			7,737,409
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		995,000	936,294
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		195,000	205,358
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		295,000	316,005
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		435,000	452,842
			974,205
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (b)		5,765,000	6,338,370
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		300,000	287,189
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		650,000	667,711
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(g)(h)		445,000	63,794
TOTAL UNITED KINGDOM			9,267,563
UNITED STATES - 19.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		1,165,000	1,162,380
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		620,000	619,625
Level 3 Financing Inc 7% 3/31/2034 (b)		1,920,000	1,953,234
			3,735,239
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (b)		1,160,000	1,106,471
Media - 1.4%
CSC Holdings LLC 3.375% 2/15/2031 (b)		861,000	555,297
CSC Holdings LLC 4.125% 12/1/2030 (b)		1,159,000	758,977
CSC Holdings LLC 4.5% 11/15/2031 (b)		1,600,000	1,040,441
DISH Network Corp 11.75% 11/15/2027 (b)		2,920,000	3,090,110
EchoStar Corp 10.75% 11/30/2029		7,297,195	8,036,037
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,249,516	2,319,139
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		165,000	145,362
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		570,000	516,573
Sirius XM Radio LLC 4% 7/15/2028 (b)		580,000	560,439
Sirius XM Radio LLC 5% 8/1/2027 (b)		485,000	482,671
Univision Communications Inc 4.5% 5/1/2029 (b)		570,000	537,639
Univision Communications Inc 7.375% 6/30/2030 (b)		2,900,000	2,913,877
Univision Communications Inc 8.5% 7/31/2031 (b)		1,930,000	1,992,999
			22,949,561
TOTAL COMMUNICATION SERVICES			27,791,271

Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		300,000	307,424
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		600,000	613,252
Dana Inc 4.5% 2/15/2032		410,000	403,711
Hertz Corp/The 12.625% 7/15/2029 (b)		130,000	137,819
Hertz Corp/The 5.5% (g)(h)(p)		650,000	32,500
Hertz Corp/The 6% (g)(h)(p)		575,000	86,250
Hertz Corp/The 6.25% (g)(h)(p)		670,000	40,200
Hertz Corp/The 7.125% (g)(h)(p)		620,000	99,200
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		715,000	700,225
			2,420,581
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)		175,000	160,569
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)		200,000	199,061
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (b)		85,000	88,501
			448,131
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (b)		335,000	314,850
Wayfair LLC 7.25% 10/31/2029 (b)		610,000	628,935
			943,785
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		295,000	311,846
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		420,000	418,515
Service Corp International/US 4% 5/15/2031		570,000	537,421
TKC Holdings Inc 6.875% 5/15/2028 (b)		950,000	958,138
			1,914,074
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		270,000	234,750
Boyd Gaming Corp 4.75% 6/15/2031 (b)		715,000	689,264
Carnival Corp 0% 3/31/2029 (b)(q)		575,000	575,000
Carnival Corp 4% 8/1/2028 (b)		3,420,000	3,371,113
Carnival Corp 5.875% 6/15/2031 (b)		435,000	445,763
Carnival Corp 7% 8/15/2029 (b)		300,000	315,587
Churchill Downs Inc 5.75% 4/1/2030 (b)		725,000	724,346
Churchill Downs Inc 6.75% 5/1/2031 (b)		600,000	614,913
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		1,175,000	1,118,292
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		1,600,000	1,501,493
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		330,000	317,458
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		500,000	473,115
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	969,532
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	434,704
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		395,000	385,603
Light & Wonder International Inc 7.5% 9/1/2031 (b)		295,000	306,788
Lindblad Expeditions LLC 7% 9/15/2030 (b)		390,000	397,523
MGM Resorts International 4.75% 10/15/2028		665,000	659,817
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		795,000	826,037
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		260,000	271,887
Papa John's International Inc 3.875% 9/15/2029 (b)		255,000	243,662
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		510,000	275,400
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		110,000	56,712
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		415,000	418,673
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		565,000	583,317
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		560,000	550,689
Station Casinos LLC 4.625% 12/1/2031 (b)		410,000	386,759
VOC Escrow Ltd 5% 2/15/2028 (b)		990,000	987,307
Yum! Brands Inc 4.625% 1/31/2032		590,000	573,254
			18,708,758
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		410,000	388,139
LGI Homes Inc 8.75% 12/15/2028 (b)		285,000	299,199
Newell Brands Inc 6.375% 5/15/2030		290,000	287,378
Newell Brands Inc 6.625% 9/15/2029		320,000	321,827
Newell Brands Inc 8.5% 6/1/2028 (b)		365,000	386,074
Somnigroup International Inc 3.875% 10/15/2031 (b)		735,000	673,166
Somnigroup International Inc 4% 4/15/2029 (b)		790,000	758,201
TopBuild Corp 3.625% 3/15/2029 (b)		305,000	292,406
TopBuild Corp 5.625% 1/31/2034 (b)		430,000	428,437
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	882,478
			4,717,305
Specialty Retail - 0.5%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	181,750
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		450,000	436,715
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	179,201
Asbury Automotive Group Inc 5% 2/15/2032 (b)		485,000	465,713
Bath & Body Works Inc 6.625% 10/1/2030 (b)		925,000	945,625
Bath & Body Works Inc 6.75% 7/1/2036		870,000	895,275
Bath & Body Works Inc 7.5% 6/15/2029		500,000	511,905
LBM Acquisition LLC 6.25% 1/15/2029 (b)		900,000	833,062
LBM Acquisition LLC 9.5% 6/15/2031 (b)		1,240,000	1,303,016
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		355,000	375,449
Park River Holdings Inc 8% 3/15/2031 (b)		265,000	268,359
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (b)		720,000	721,070
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		565,000	595,295
			7,712,435
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		280,000	256,521
Crocs Inc 4.25% 3/15/2029 (b)		435,000	416,874
Kontoor Brands Inc 4.125% 11/15/2029 (b)		240,000	227,332
			900,727
TOTAL CONSUMER DISCRETIONARY			38,077,642

Consumer Staples - 1.3%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		315,000	314,740
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		525,000	497,519
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		1,310,000	1,301,768
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		5,365,000	5,269,800
C&S Group Enterprises LLC 5% 12/15/2028 (b)		510,000	461,334
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		1,595,000	1,678,184
Performance Food Group Inc 4.25% 8/1/2029 (b)		400,000	388,555
Performance Food Group Inc 5.5% 10/15/2027 (b)		475,000	473,825
US Foods Inc 7.25% 1/15/2032 (b)		290,000	303,613
			10,374,598
Food Products - 0.6%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		375,000	370,812
Darling Ingredients Inc 6% 6/15/2030 (b)		675,000	681,454
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		535,000	564,603
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		340,000	367,061
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		555,000	532,924
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		275,000	259,908
Post Holdings Inc 4.5% 9/15/2031 (b)		1,215,000	1,135,113
Post Holdings Inc 4.625% 4/15/2030 (b)		3,850,000	3,711,448
Post Holdings Inc 5.5% 12/15/2029 (b)		1,085,000	1,080,669
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		430,000	412,227
			9,116,219
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		103,000	82,657
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		685,000	707,421
TOTAL CONSUMER STAPLES			20,595,635

Energy - 3.1%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		290,000	307,320
Nabors Industries Inc 9.125% 1/31/2030 (b)		575,000	598,000
Nabors Industries Ltd 7.5% 1/15/2028 (b)		510,000	509,632
Noble Finance II LLC 8% 4/15/2030 (b)		300,000	310,518
Nustar Logistics LP 6% 6/1/2026		640,000	642,326
SESI LLC 0% 9/30/2030 (b)		290,000	289,999
Transocean International Ltd 0% 10/15/2032 (b)(q)		195,000	195,000
Transocean International Ltd 8% 2/1/2027 (b)		381,000	380,470
Transocean International Ltd 8.25% 5/15/2029 (b)		205,000	201,522
Transocean International Ltd 8.5% 5/15/2031 (b)		205,000	200,906
Transocean International Ltd 8.75% 2/15/2030 (b)		1,106,250	1,163,965
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		502,714	515,082
Valaris Ltd 8.375% 4/30/2030 (b)		295,000	306,164
			5,620,904
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		430,000	428,424
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		955,000	953,130
California Resources Corp 8.25% 6/15/2029 (b)		275,000	286,782
Chesapeake Energy Corp 7% (g)(h)		360,000	0
Chesapeake Energy Corp 8% (g)(h)		115,000	0
Chesapeake Energy Corp 8% (g)(h)		180,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		470,000	469,973
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		1,280,000	1,330,166
Civitas Resources Inc 8.625% 11/1/2030 (b)		580,000	600,685
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		295,000	282,886
CNX Resources Corp 6% 1/15/2029 (b)		315,000	315,129
CNX Resources Corp 7.375% 1/15/2031 (b)		295,000	304,146
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,525,000	1,468,659
Comstock Resources Inc 6.75% 3/1/2029 (b)		1,030,000	1,028,318
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		1,265,000	1,253,241
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		760,000	824,752
CVR Energy Inc 5.75% 2/15/2028 (b)		2,320,000	2,284,333
CVR Energy Inc 8.5% 1/15/2029 (b)		2,000,000	2,044,116
DT Midstream Inc 4.125% 6/15/2029 (b)		430,000	419,536
DT Midstream Inc 4.375% 6/15/2031 (b)		430,000	415,566
Energy Transfer LP 5.5% 6/1/2027		860,000	874,477
Energy Transfer LP 5.625% 5/1/2027 (b)		2,960,000	2,961,317
Energy Transfer LP 6% 2/1/2029 (b)		2,415,000	2,449,352
Expand Energy Corp 5.375% 3/15/2030		560,000	569,414
Expand Energy Corp 5.875% 2/1/2029 (b)		310,000	311,152
Expand Energy Corp 6.75% 4/15/2029 (b)		440,000	444,591
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		255,000	261,370
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		355,000	374,406
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		460,000	445,849
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		595,000	594,328
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		275,000	276,988
HF Sinclair Corp 5% 2/1/2028		400,000	400,853
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		590,000	591,455
Kinetik Holdings LP 5.875% 6/15/2030 (b)		425,000	427,472
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		280,000	274,374
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	364,851
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	305,139
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		150,000	150,365
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)		530,000	527,903
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		590,000	609,526
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	258,977
ONEOK Inc 6.5% 9/1/2030 (b)		895,000	961,735
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,436,121
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		1,230,000	1,214,402
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		700,000	733,643
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		405,000	403,988
SM Energy Co 6.625% 1/15/2027		1,125,000	1,124,624
SM Energy Co 6.75% 9/15/2026		250,000	249,915
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	534,380
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	590,204
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		290,000	298,976
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		30,000	29,847
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		300,000	299,930
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		540,000	528,348
Talos Production Inc 9% 2/1/2029 (b)		250,000	258,507
Talos Production Inc 9.375% 2/1/2031 (b)		285,000	296,835
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	626,825
Unit Corp 0% 12/1/2029 (Escrow) (g)		120,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		355,000	340,209
Venture Global Calcasieu 4.125% 8/15/2031 (b)		355,000	335,066
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)		1,460,000	1,536,880
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)		1,455,000	1,545,469
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		635,000	701,681
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		645,000	728,017
			42,959,603
TOTAL ENERGY			48,580,507

Financials - 2.1%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (b)		725,000	722,888
Coinbase Global Inc 3.375% 10/1/2028 (b)		1,445,000	1,371,454
Coinbase Global Inc 3.625% 10/1/2031 (b)		865,000	771,904
Hightower Holding LLC 6.75% 4/15/2029 (b)		285,000	281,188
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		395,000	385,611
MSCI Inc 3.25% 8/15/2033 (b)		420,000	375,261
MSCI Inc 4% 11/15/2029 (b)		340,000	332,180
			4,240,486
Consumer Finance - 0.6%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,751,147
Ally Financial Inc 8% 11/1/2031		823,000	936,198
OneMain Finance Corp 4% 9/15/2030		330,000	306,754
OneMain Finance Corp 5.375% 11/15/2029		500,000	494,331
OneMain Finance Corp 6.625% 1/15/2028		385,000	394,254
OneMain Finance Corp 7.125% 3/15/2026		1,154,000	1,164,430
OneMain Finance Corp 7.875% 3/15/2030		285,000	301,574
			9,348,688
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		570,000	530,455
Block Inc 5.625% 8/15/2030 (b)		645,000	653,500
Block Inc 6% 8/15/2033 (b)		510,000	522,260
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		1,080,000	1,084,771
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	543,822
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,730,000	1,700,497
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		261,000	260,692
James Hardie International Finance DAC 5% 1/15/2028 (b)		455,000	451,878
MGIC Investment Corp 5.25% 8/15/2028		465,000	464,101
NCR Atleos Corp 9.5% 4/1/2029 (b)		435,000	470,897
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		240,000	248,133
			6,931,006
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		425,000	418,951
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		335,000	344,944
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		275,000	286,481
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		1,335,000	1,393,356
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		665,000	653,959
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		415,000	412,836
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		1,985,000	1,989,276
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		1,760,000	1,791,196
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		490,000	506,282
AmWINS Group Inc 4.875% 6/30/2029 (b)		415,000	403,335
HUB International Ltd 5.625% 12/1/2029 (b)		1,705,000	1,703,285
HUB International Ltd 7.25% 6/15/2030 (b)		1,915,000	1,997,163
HUB International Ltd 7.375% 1/31/2032 (b)		710,000	739,351
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		970,000	1,008,914
USI Inc/NY 7.5% 1/15/2032 (b)		380,000	398,498
			14,047,827
TOTAL FINANCIALS			34,568,007

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		275,000	261,515
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		580,000	604,469
Hologic Inc 4.625% 2/1/2028 (b)		215,000	213,398
			1,079,382
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		915,000	969,074
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		1,150,000	994,461
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		825,000	746,331
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		485,000	470,760
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		740,000	536,747
DaVita Inc 3.75% 2/15/2031 (b)		210,000	192,339
DaVita Inc 4.625% 6/1/2030 (b)		1,590,000	1,523,838
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		420,000	399,033
HealthEquity Inc 4.5% 10/1/2029 (b)		295,000	286,039
Molina Healthcare Inc 3.875% 11/15/2030 (b)		640,000	592,247
Molina Healthcare Inc 3.875% 5/15/2032 (b)		550,000	499,085
Molina Healthcare Inc 4.375% 6/15/2028 (b)		465,000	453,488
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	973,211
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,448,646
Tenet Healthcare Corp 6.25% 2/1/2027		1,850,000	1,849,389
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,111,969
			14,046,657
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		640,000	638,218
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		525,000	497,175
Charles River Laboratories International Inc 4% 3/15/2031 (b)		605,000	563,474
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		185,000	180,939
			1,241,588
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)		3,130,000	3,208,413
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		1,015,000	980,635
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		885,000	775,303
			4,964,351
TOTAL HEALTH CARE			21,970,196

Industrials - 2.8%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029		280,000	275,287
ATI Inc 5.125% 10/1/2031		245,000	241,110
ATI Inc 7.25% 8/15/2030		295,000	309,657
BWX Technologies Inc 4.125% 6/30/2028 (b)		630,000	614,955
Moog Inc 4.25% 12/15/2027 (b)		185,000	182,171
TransDigm Inc 4.625% 1/15/2029		930,000	911,375
TransDigm Inc 6.25% 1/31/2034 (b)		230,000	236,536
TransDigm Inc 6.375% 3/1/2029 (b)		780,000	795,600
TransDigm Inc 6.375% 5/31/2033 (b)		1,500,000	1,516,864
TransDigm Inc 6.625% 3/1/2032 (b)		280,000	288,273
TransDigm Inc 6.75% 1/31/2034 (b)		865,000	894,375
TransDigm Inc 6.75% 8/15/2028 (b)		3,560,000	3,626,750
TransDigm Inc 6.875% 12/15/2030 (b)		2,350,000	2,434,917
TransDigm Inc 7.125% 12/1/2031 (b)		575,000	599,777
			12,927,647
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		745,000	774,103
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		125,000	124,686
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		280,000	284,959
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		420,000	431,446
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		185,000	180,211
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	465,082
			1,486,384
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		348,000	341,236
Artera Services LLC 8.5% 2/15/2031 (b)		1,315,000	1,162,023
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		2,225,000	2,217,909
Brink's Co/The 4.625% 10/15/2027 (b)		620,000	613,920
Clean Harbors Inc 6.375% 2/1/2031 (b)		250,000	256,008
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,663,920
GEO Group Inc/The 10.25% 4/15/2031		695,000	764,721
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,026,938
GFL Environmental Inc 4% 8/1/2028 (b)		420,000	410,038
GFL Environmental Inc 4.75% 6/15/2029 (b)		575,000	567,132
GFL Environmental Inc 6.75% 1/15/2031 (b)		425,000	444,729
Madison IAQ LLC 4.125% 6/30/2028 (b)		535,000	522,139
Madison IAQ LLC 5.875% 6/30/2029 (b)		425,000	419,857
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		3,955,000	3,866,013
Reworld Holding Corp 4.875% 12/1/2029 (b)		995,000	935,765
Williams Scotsman Inc 7.375% 10/1/2031 (b)		290,000	302,859
			15,515,207
Construction & Engineering - 0.2%
Arcosa Inc 4.375% 4/15/2029 (b)		415,000	403,540
Pike Corp 5.5% 9/1/2028 (b)		1,850,000	1,843,906
Pike Corp 8.625% 1/31/2031 (b)		715,000	767,014
			3,014,460
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		590,000	566,207
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (b)		1,260,000	1,256,426
XPO Inc 6.25% 6/1/2028 (b)		300,000	305,695
XPO Inc 7.125% 2/1/2032 (b)		430,000	451,600
			2,013,721
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		420,000	423,495
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)		875,000	943,829
Chart Industries Inc 7.5% 1/1/2030 (b)		790,000	822,181
			2,189,505
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		445,000	450,532
American Airlines Inc 7.25% 2/15/2028 (b)		990,000	1,014,210
American Airlines Inc 8.5% 5/15/2029 (b)		945,000	985,780
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		1,485,000	1,490,681
United Airlines Inc 4.375% 4/15/2026 (b)		1,450,000	1,447,773
United Airlines Inc 4.625% 4/15/2029 (b)		870,000	856,679
			6,245,655
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		455,000	425,577
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 6% 3/1/2029 (b)		310,000	314,220
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)		430,000	456,938
			771,158
TOTAL INDUSTRIALS			45,929,624

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		435,000	428,999
CPI CG Inc 10% 7/15/2029 (b)		256,000	268,419
Lightning Power LLC 7.25% 8/15/2032 (b)		545,000	577,000
TTM Technologies Inc 4% 3/1/2029 (b)		455,000	437,451
			1,711,869
IT Services - 0.4%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		430,000	417,907
ASGN Inc 4.625% 5/15/2028 (b)		510,000	500,624
CoreWeave Inc 9% 2/1/2031 (b)		1,215,000	1,245,228
CoreWeave Inc 9.25% 6/1/2030 (b)		2,180,000	2,251,491
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		610,000	577,961
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		500,000	499,116
Sabre GLBL Inc 11.125% 7/15/2030 (b)		1,475,000	1,428,464
			6,920,791
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		690,000	669,653
Synaptics Inc 4% 6/15/2029 (b)		350,000	334,898
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)		306,250	321,562
			1,326,113
Software - 0.7%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		3,325,000	3,354,993
Elastic NV 4.125% 7/15/2029 (b)		1,165,000	1,118,287
Fair Isaac Corp 4% 6/15/2028 (b)		580,000	564,075
NCR Voyix Corp 5% 10/1/2028 (b)		335,000	329,994
PTC Inc 4% 2/15/2028 (b)		345,000	337,772
UKG Inc 6.875% 2/1/2031 (b)		425,000	438,530
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		4,055,000	4,252,471
			10,396,122
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		985,000	1,042,723
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (b)		640,000	677,539
			1,720,262
TOTAL INFORMATION TECHNOLOGY			22,075,157

Materials - 1.3%
Chemicals - 0.5%
Ingevity Corp 3.875% 11/1/2028 (b)		665,000	638,951
LSB Industries Inc 6.25% 10/15/2028 (b)		960,000	947,013
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		720,000	692,380
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		355,000	361,300
Olympus Water US Holding Corp 7.25% 2/15/2033 (b)(q)		1,440,000	1,441,500
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		1,485,000	1,558,508
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		375,000	366,453
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		640,000	639,484
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	549,090
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		300,000	305,943
			7,500,622
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		1,150,000	1,214,334
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		300,000	285,026
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		605,000	559,771
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		280,000	279,942
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		915,000	925,423
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		2,175,000	2,234,254
Crown Cork & Seal Co Inc 7.375% 12/15/2026		1,210,000	1,247,760
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	163,200
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		365,000	365,649
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		355,000	331,831
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		305,000	307,990
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		300,000	304,144
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		295,000	314,543
			7,319,533
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		775,000	749,421
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		230,000	241,772
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		350,000	370,579
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		465,000	448,008
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		465,000	434,124
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		965,000	994,660
Compass Minerals International Inc 6.75% 12/1/2027 (b)		392,000	392,371
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		595,000	588,337
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		200,000	194,249
			4,413,521
TOTAL MATERIALS			20,448,010

Real Estate - 1.0%
Diversified REITs - 0.4%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		415,000	399,869
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		335,000	303,311
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		498,000	524,494
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		940,000	920,504
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		655,000	615,133
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		665,000	649,265
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		1,140,000	1,135,644
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		650,000	643,598
			5,191,818
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	488,943
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	809,484
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,760,874
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		410,000	435,650
			4,494,951
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		585,000	638,430
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		260,000	274,849
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		635,000	632,968
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		495,000	501,001
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		300,000	293,735
			2,340,983
Specialized REITs - 0.2%
Iron Mountain Inc 4.875% 9/15/2029 (b)		1,300,000	1,279,783
Iron Mountain Inc 5% 7/15/2028 (b)		630,000	626,209
Iron Mountain Inc 5.25% 7/15/2030 (b)		585,000	578,546
Iron Mountain Inc 5.625% 7/15/2032 (b)		585,000	581,877
SBA Communications Corp 3.875% 2/15/2027		890,000	876,583
			3,942,998
TOTAL REAL ESTATE			15,970,750

Utilities - 0.9%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		280,000	251,339
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		365,000	360,596
NRG Energy Inc 3.375% 2/15/2029 (b)		305,000	288,322
NRG Energy Inc 3.625% 2/15/2031 (b)		605,000	559,337
NRG Energy Inc 3.875% 2/15/2032 (b)		58,000	53,449
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,668,583
NRG Energy Inc 5.75% 1/15/2034 (b)(q)		575,000	574,413
NRG Energy Inc 6% 1/15/2036 (b)(q)		1,150,000	1,150,165
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	431,968
Pacific Gas and Electric Co 4% 12/1/2046		743,000	560,164
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	252,721
PG&E Corp 5% 7/1/2028		1,345,000	1,332,551
PG&E Corp 5.25% 7/1/2030		510,000	502,934
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		1,105,000	1,081,862
Vistra Operations Co LLC 5% 7/31/2027 (b)		1,220,000	1,215,963
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		820,000	819,356
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		1,495,000	1,495,886
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		580,000	613,751
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		285,000	292,616
			13,505,976
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	194,718
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	388,791
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		570,000	542,349
			1,125,858
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% (b)(h)		860,000	2,150
Sunnova Energy Corp 5.875% (b)(h)		145,000	362
			2,512
TOTAL UTILITIES			14,634,346

TOTAL UNITED STATES			310,641,145
UZBEKISTAN - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)		200,000	207,900
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (b)		480,000	504,000
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)		235,000	250,931
Navoiyuran State Enterprise 6.7% 7/2/2030 (b)		365,000	367,737

TOTAL UZBEKISTAN			1,330,568
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (b)(h)		110,000	20,116
Petroleos de Venezuela SA 5.375% (h)(m)		480,000	76,800
Petroleos de Venezuela SA 6% (b)(h)		930,000	148,726
Petroleos de Venezuela SA 6% (b)(h)		585,000	93,746

TOTAL VENEZUELA			339,388
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		443,828	438,835
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 7.25% 2/15/2034 (b)		840,000	868,521
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		1,120,000	1,176,347
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		665,000	703,437

TOTAL ZAMBIA			2,748,305
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $465,318,346)			463,147,288

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)	148	230,727
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10%	17,360	1,684,788
TOTAL UNITED STATES		1,915,515
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,730,493)		1,915,515

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(p)	710,000	724,753
Financials - 0.1%
Banks - 0.1%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(p)	815,000	845,883
TOTAL BRAZIL		1,570,636
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (b)(c)(p)	295,000	311,021
Banco de Credito e Inversiones SA 8.75% (b)(c)(p)	290,000	317,649
Banco del Estado de Chile 7.95% (b)(c)(p)	260,000	286,738

TOTAL CHILE		915,408
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(m)(p)	800,000	798,203
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(c)(p)	315,000	316,743
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(c)(p)	230,000	226,123
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(c)(p)	610,000	636,880
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(c)(p)	200,000	212,811
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(c)	340,000	337,708
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(c)	310,000	350,920
		1,538,319
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(c)(p)	1,195,000	1,194,709
Cemex SAB de CV 7.2% (b)(c)(p)	460,000	479,125
		1,673,834
TOTAL MEXICO		3,212,153
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(g)(h)(p)	275,000	13,749
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(m)(p)	330,000	323,750
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(m)(p)	600,000	609,108
UNITED STATES - 1.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(p)	505,000	519,285
Energy Transfer LP 6.625% (c)(p)	1,730,000	1,741,327
Energy Transfer LP Series G, 7.125% (c)(p)	2,710,000	2,873,185
Mesquite Energy Inc 7.25% (g)(h)(p)	1,063,000	106
		5,133,903
Financials - 0.9%
Banks - 0.7%
Bank of America Corp 5.875% (c)(p)	5,125,000	5,190,871
Bank of America Corp 6.25% (c)(p)	870,000	891,316
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (c)(d)(p)	4,005,000	4,090,069
		10,172,256
Insurance - 0.2%
Alliant Holdings LP 10.5% (c)(g)(p)	2,227,279	2,255,017
TOTAL FINANCIALS		12,427,273

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(p)	115,000	109,215
Edison International 5.375% (c)(p)	1,505,000	1,464,735
		1,573,950
TOTAL UNITED STATES		19,135,126
TOTAL PREFERRED SECURITIES (Cost $27,396,543)		27,120,999

U.S. Government Agency - Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Fannie Mae 2% 2/1/2052	284,140	233,678
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	411,088	356,700
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	50,244	49,290
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	39,456	35,284
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,455	15,616
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	341,540	318,962
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	126,852	117,317
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (r)	412,882	379,791
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	318,673	292,237
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (r)	163,777	164,419
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (r)	437,827	453,160
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (s)	286,086	295,926
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	343,214	356,976
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	545,894	565,907
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (s)	183,780	193,446
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (r)	131,665	136,327
Freddie Mac Gold Pool 2.5% 11/1/2041	1,231,506	1,104,629
Freddie Mac Gold Pool 2.5% 2/1/2042	232,027	208,002
Freddie Mac Gold Pool 2.5% 5/1/2041	497,227	448,604
Freddie Mac Gold Pool 3.5% 3/1/2050 (r)	371,565	340,950
Freddie Mac Gold Pool 5.5% 9/1/2052 (s)	288,784	294,459
Freddie Mac Gold Pool 6.5% 10/1/2053 (r)	334,223	349,868
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	332,474	348,245
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (s)	353,603	370,542
Ginnie Mae I Pool 2.5% 12/20/2051	461,249	393,675
Ginnie Mae I Pool 2.5% 8/20/2051	391,409	334,190
Ginnie Mae I Pool 2.5% 9/20/2051	344,540	294,172
Ginnie Mae II Pool 2% 1/20/2051	791,403	655,165
Ginnie Mae II Pool 2% 3/20/2052	212,162	175,672
Ginnie Mae II Pool 2% 9/20/2050	144,184	119,408
Ginnie Mae II Pool 5.5% 10/1/2055 (q)	3,000,000	3,022,260
Ginnie Mae II Pool 5.5% 11/1/2055 (q)	850,000	855,676
Ginnie Mae II Pool 5.5% 12/20/2054	191,734	193,269
Ginnie Mae II Pool 6% 10/1/2055 (q)	325,000	330,568
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (q)	2,350,000	1,979,691
Uniform Mortgage Backed Securities 6% 10/1/2055 (q)	900,000	919,336
TOTAL UNITED STATES		16,703,417
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,601,120)		16,703,417

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	133,354
Tennessee Valley Authority 5.375% 4/1/2056	302,000	306,615

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,284)		439,969

U.S. Treasury Obligations - 20.7%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (r)	4.16	2,250,000	2,239,203
US Treasury Bills 0% 11/6/2025 (r)	4.18	730,000	727,064
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	8,416,000	4,930,593
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	11,920,000	7,393,659
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	12,552,249
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	2,520,000	1,798,256
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,241,000	9,914,199
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,400,766
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,199,632
US Treasury Bonds 3.625% 2/15/2053 (r)	3.80 to 4.32	15,969,000	13,202,495
US Treasury Bonds 4.125% 8/15/2044	4.63 to 4.66	4,010,000	3,722,095
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	9,625,000	9,288,877
US Treasury Bonds 4.5% 11/15/2054	4.74 to 4.82	3,630,000	3,495,151
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	987,867
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.85	2,050,000	2,030,941
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,434,450
US Treasury Bonds 4.75% 2/15/2037	2.93 to 5.00	1,636,000	1,717,736
US Treasury Bonds 5% 5/15/2045	4.87	1,240,000	1,287,663
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.61 to 2.62	604,018	590,277
US Treasury Notes 0.375% 1/31/2026	0.47	2,100,000	2,075,005
US Treasury Notes 0.625% 7/31/2026	0.77	2,400,000	2,338,537
US Treasury Notes 0.75% 3/31/2026	0.92	3,234,000	3,184,909
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	4,418,000	4,107,532
US Treasury Notes 1.125% 10/31/2026	1.23	1,700,000	1,653,582
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	37,473,791
US Treasury Notes 1.25% 12/31/2026	1.26	698,000	677,251
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,732,912
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,283,668
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	4,595,000	4,465,048
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	805,276
US Treasury Notes 1.625% 9/30/2026	1.63 to 1.68	4,153,000	4,068,934
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,430,139
US Treasury Notes 1.875% 2/28/2027	1.71 to 2.55	27,200,000	26,529,562
US Treasury Notes 2.5% 2/28/2026	2.28 to 2.62	7,215,000	7,173,147
US Treasury Notes 2.5% 3/31/2027	2.72	900,000	884,813
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,164,530
US Treasury Notes 2.75% 5/31/2029	3.03	155,000	150,126
US Treasury Notes 2.75% 7/31/2027	2.71	1,240,000	1,220,625
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,447,112
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,212,602
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,824,556
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,162,023
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	240,137
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	4,190,000	4,178,870
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,689,117
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,735,143
US Treasury Notes 3.75% 4/15/2028	3.80	11,440,000	11,474,856
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	189,133
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	3,170,000	3,155,636
US Treasury Notes 3.875% 1/15/2026	3.92	50,000	49,985
US Treasury Notes 3.875% 11/30/2027	3.74	850,000	854,482
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	6,700,000	6,736,496
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,000,000	5,017,383
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	2,923,000	2,898,794
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.80	3,680,000	3,623,788
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	680,000	687,092
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,314,625
US Treasury Notes 4% 7/31/2029	3.83	260,000	262,869
US Treasury Notes 4% 7/31/2030	4.08	1,650,000	1,668,627
US Treasury Notes 4% 7/31/2032	4.16	270,000	271,266
US Treasury Notes 4.125% 10/31/2027	4.24	900,000	909,141
US Treasury Notes 4.125% 10/31/2031	4.39	4,390,000	4,454,135
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	11,380,000	11,445,791
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,920,391
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	861,289
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,375,636
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	11,860,000	12,021,685
US Treasury Notes 4.25% 11/15/2034	4.31	1,824,000	1,844,591
US Treasury Notes 4.25% 11/30/2026	4.17	3,580,000	3,601,116
US Treasury Notes 4.25% 2/15/2028	4.17	2,100,000	2,129,986
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	2,840,000	2,903,900
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,528,420
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,147,134
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.23	2,000,000	2,016,250
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,299,773
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	2,591,000	2,664,176
US Treasury Notes 4.375% 5/15/2034	3.84	230,000	235,319
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	2,156,000	2,240,772
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	414,742
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.99	7,560,000	7,607,250
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,751,120
TOTAL U.S. TREASURY OBLIGATIONS (Cost $355,786,784)			333,399,769

Money Market Funds - 8.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.21	139,267,804	139,295,657
Fidelity Securities Lending Cash Central Fund (v)(w)	4.19	1,055,319	1,055,425
TOTAL MONEY MARKET FUNDS (Cost $140,346,137)			140,351,082

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,540,000	49,431
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	1,370,000	45,755
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	590,000	18,650
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,360,000	76,906
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	3,040,000	102,025
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	2,390,000	86,443
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,960,000	37,510
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	1,800,000	65,149

TOTAL PUT SWAPTIONS			481,869
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,540,000	55,689
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	1,370,000	47,194
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	590,000	21,862
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,360,000	84,608
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	3,040,000	65,053
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	2,390,000	75,385
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,960,000	92,754
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	1,800,000	56,651

TOTAL CALL SWAPTIONS			499,196
TOTAL PURCHASED SWAPTIONS (Cost $1,121,034)			981,065

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,578,425,683)	1,611,251,055
NET OTHER ASSETS (LIABILITIES) - 0.0% (t)	495,780
NET ASSETS - 100.0%	1,611,746,835

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 10/1/2055	(850,000)	(856,307)
Ginnie Mae II Pool 6% 10/1/2055	(325,000)	(330,568)
Uniform Mortgage Backed Securities 2.5% 10/1/2055	(2,350,000)	(1,979,691)
Uniform Mortgage Backed Securities 2.5% 11/1/2055	(2,350,000)	(1,980,151)
Uniform Mortgage Backed Securities 3% 10/1/2055	(4,500,000)	(3,952,442)
Uniform Mortgage Backed Securities 6% 10/1/2055	(850,000)	(868,262)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(9,967,421)

TOTAL TBA SALE COMMITMENTS (Proceeds $9,952,933)		(9,967,421)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,079	12/19/2025	121,370,641	550,394	550,394
CBOT 2Y US Treasury Notes Contracts (United States)	160	12/31/2025	33,338,750	20,437	20,437
CBOT 5Y US Treasury Notes Contracts (United States)	58	12/31/2025	6,332,422	12,240	12,240
CBOT US Treasury Long Bond Contracts (United States)	43	12/19/2025	5,013,531	136,142	136,142
CBOT US Treasury Ultra Bond Contracts (United States)	400	12/19/2025	48,037,500	1,284,408	1,284,408

TOTAL PURCHASED					2,003,621

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	3	12/19/2025	360,281	(9,662)	(9,662)

TOTAL FUTURES CONTRACTS					1,993,959
The notional amount of futures purchased as a percentage of Net Assets is 13.3%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	8,669,000	USD	5,715,949	Bank of America NA	10/16/2025	21,563
AUD	8,727,000	USD	5,752,632	JPMorgan Chase Bank NA	10/16/2025	23,266
EUR	1,405,832	USD	1,650,461	Canadian Imperial Bank of Commerce	10/2/2025	56
EUR	352,000	USD	413,926	JPMorgan Chase Bank NA	10/16/2025	(285)
USD	15,972,718	AUD	24,166,000	Royal Bank of Canada	10/16/2025	(21,364)
USD	7,212,917	CAD	9,977,000	JPMorgan Chase Bank NA	10/16/2025	38,685
USD	5,070,604	CHF	4,025,000	JPMorgan Chase Bank NA	10/16/2025	5,253
USD	1,793,075	EUR	1,526,000	Canadian Imperial Bank of Commerce	10/16/2025	(152)
USD	9,278,561	EUR	7,871,000	JPMorgan Chase Bank NA	10/16/2025	29,220
USD	89,647,977	EUR	76,425,000	Royal Bank of Canada	10/16/2025	(160,289)
USD	6,360,066	GBP	4,699,000	Royal Bank of Canada	10/16/2025	39,862
USD	7,160,827	JPY	1,051,691,000	Canadian Imperial Bank of Commerce	10/16/2025	37,739
USD	1,691,997	SGD	2,165,000	Brown Brothers Harriman & Co.	10/16/2025	11,643

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						25,197
Unrealized Appreciation						207,287
Unrealized Depreciation						(182,090)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/20/2030	ICE	(1%)	Quarterly	2,440,000	34	0	34

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	8,965,000	35,732	0	35,732
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	21,825,000	121,960	0	121,960
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	7,973,000	63,399	0	63,399
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	970,000	(3,629)	0	(3,629)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	1,809,000	35,451	0	35,451
TOTAL INTEREST RATE SWAPS							252,913	0	252,913

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
RON	-	Romanian Leu
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,601,137 or 27.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing.
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,778,565 or 0.1% of net assets.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $124,882,292 or 7.7% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Zero coupon bond which is issued at a discount.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,732,079.
(s)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $932,391.
(t)	Includes $57,850 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/2020	1,223,948

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	97,542,736	292,517,415	250,764,291	3,857,885	(203)	-	139,295,657	139,267,804	0.3%
Fidelity Floating Rate Central Fund	76,205,739	29,434,238	1,132,475	5,706,754	(10,611)	(1,304,389)	103,192,502	1,073,357	5.2%
Fidelity Securities Lending Cash Central Fund	960,975	69,682,722	69,588,272	3,296	-	-	1,055,425	1,055,319	0.0%
Total	174,709,450	391,634,375	321,485,038	9,567,935	(10,814)	(1,304,389)	243,543,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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